Consolidated Statements of Comprehensive Income	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Net revenues:
Revenues	¥ 34,436,772	$ 5,403,881	¥ 25,704,954	¥ 13,431,603
Cost of revenues	(17,356,450)	(2,723,606)	(10,751,952)	(4,764,530)
Gross profit	17,080,322	2,680,275	14,953,002	8,667,073
Operating expenses:
General and administrative expenses	18,372,763	2,883,087	10,124,428	2,120,562
Total operating expenses	(18,372,763)	(2,883,087)	(10,124,428)	(2,120,562)
Operating income/(loss)	(1,292,441)	(202,812)	4,828,574	6,546,511
Interest expense	(2,393,178)	(375,542)	(897,398)	(1,738,301)
Interest income	14,834	2,328	16,634	13,230
Other (loss)/income, net	4,590,580	720,362	(1,426)	(22,581)
Income before income tax expense	919,795	144,336	3,946,384	4,798,859
Income tax expense	(670,976)	(105,291)
Income from continuing operations, net of tax	248,819	39,045	3,946,384	4,798,859
Net income/(loss) from discontinued operation	(244,068,780)	(38,299,718)	29,638,700	42,438,138
Net income/(loss)	(243,819,961)	(38,260,673)	33,585,084	47,236,997
Net income/(loss) attributable to the Company's ordinary shareholders	(243,819,961)	(38,260,673)	33,585,084	47,236,997
Other comprehensive loss
Foreign currency translation adjustment, net of nil tax	(4,586,027)	(719,648)	(7,956,640)
Comprehensive income/(loss)	(248,405,988)	(38,980,321)	25,628,444	47,236,997
Total comprehensive income/(loss) attributable to the Company's ordinary shareholders	¥ (248,405,988)	$ (38,980,321)	¥ 25,628,444	¥ 47,236,997
Earnings/(loss) per share from continuing operations
—Basic and diluted | (per share)	¥ 0	$ 0	¥ 0.07	¥ 0.1
Earnings/(loss) per share from discontinued operation
—Basic and diluted | (per share)	¥ (3.66)	$ (0.57)	¥ 0.55	¥ 0.85
Weighted average number of ordinary shares used in per share calculation
—Basic and diluted	66,667,000	66,667,000	54,166,750	50,000,000
Revenue from related parties [Member]
Net revenues:
Revenues	¥ 906,667	$ 142,276	¥ 1,668,572	¥ 2,373,333
Revenue from third party [Member]
Net revenues:
Revenues	8,512,992	1,335,874	3,410,091	1,717,697
Revenue From Affected Entity [Member]
Net revenues:
Revenues	¥ 25,017,113	$ 3,925,731	¥ 20,626,291	¥ 9,340,573